Segment information - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Net profit (loss) for the year	€ (2,153,000)	€ 13,145,000	€ (7,193,000)
Share in loss of joint venture			(39,000)
Income tax benefit/(expense)	(975,000)	(591,000)	1,028,000
Financial income	6,114,000	5,620,000	2,452,000
Financial expenses	(4,420,000)	(4,101,000)	(5,995,000)
Operating (loss)/ profit	(2,872,000)	12,217,000	(4,638,000)
Impairments	0	0	0
Fair value adjustment 50% Materialise Motion			(2,516,000)
Consolidated entity
Operating segments
Net profit (loss) for the year	(2,153,000)	13,145,000	(7,193,000)
Share in loss of joint venture	0	0	39,000
Income tax benefit/(expense)	975,000	591,000	(1,028,000)
Financial income	(6,114,000)	(5,620,000)	(2,452,000)
Financial expenses	4,420,000	4,101,000	5,995,000
Operating (loss)/ profit	(2,872,000)	12,217,000	(4,639,000)
Impairments	0	177,000	4,606,000
Fair value adjustment 50% Materialise Motion	0	0	(770,000)
Other operating income (expense)	(2,693,000)	(3,527,000)	(3,668,000)
Corporate headquarter costs	(9,504,000)	(10,317,000)	(11,719,000)
Corporate research and development	(2,600,000)	(2,948,000)	(2,824,000)
Depreciation, amortization and impairment	22,026,000	20,516,000	19,775,000
Segment adjusted EBITDA	€ 28,565,000	€ 42,649,000	€ 29,847,000